UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2019

QS

U.S. LARGE CAP EQUITY FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS U.S. Large Cap Equity Fund for the six-month reporting period ended May 31, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 28, 2019

II	QS U.S. Large Cap Equity Fund

Performance review

For the six months ended May 31, 2019, Class IS shares of QS U.S. Large Cap Equity Fund returned -2.53%. The Fund’s unmanaged benchmark, the Russell 1000 Index1, returned 0.93% for the same period. The Lipper Large-Cap Core Funds Category Average2 returned 0.49% over the same time frame.

Performance Snapshot as of May 31, 2019 (unaudited)
6 months†
QS U.S. Large Cap Equity Fund:
Class FI	-2.72%
Class I	-2.53%
Class IS	-2.53%
Russell 1000 Index	0.93%
Lipper Large-Cap Core Funds Category Average	0.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include the deduction of taxes that a shareholder would pay on Fund distributions. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2019, the gross total annual fund operating expense ratios for Class FI, Class I and Class IS shares were 1.17%, 0.74% and 0.74%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.05% for Class FI shares, 0.80% for Class I shares and 0.70% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not

[1]

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a sub-set of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 745 funds in the Fund’s Lipper category, and excluding sales charge, if any.

†

The total return includes gains from settlement of security litigations. Without these gains, the total return for the six months ended May 31, 2019 for Class FI, Class I and Class IS shares would have been -2.72%, -4.12% and -2.53%, respectively.

QS U.S. Large Cap Equity Fund	III

Performance review (cont’d)

exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 28, 2019

RISKS: Common stocks are subject to market and price fluctuations. Large capitalization companies may fall out of favor with investors based on market and economic conditions. In return for the relative stability and low volatility of large capitalization companies, the Fund’s value may not rise as much as the value of funds that invest in companies with smaller market capitalizations. Foreign securities may involve certain risks not typically associated with investing in U.S. securities, including economic, political and social factors and currency fluctuations. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. The Fund will also indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF, in addition to the management fees and other expenses paid by the Fund. Investments in REITs expose the Fund to risks similar to investing directly in real estate, and the value of these underlying investments may be affected by changes in the value of the underlying real estate, the credit-worthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investments strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	QS U.S. Large Cap Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2019 and November 30, 2018 and does not include derivatives, such as future contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2018 and held for the six months ended May 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[4]
Class FI	-2.72%	$1,000.00	$972.80	1.05%	$5.16	Class FI	5.00%	$1,000.00	$1,019.70	1.05%	$5.29
Class I	-2.53	1,000.00	974.70	0.70	3.45	Class I	5.00	1,000.00	1,021.44	0.70	3.53
Class IS	-2.53	1,000.00	974.70	0.70	3.45	Class IS	5.00	1,000.00	1,021.44	0.70	3.53

2	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

[1]	For the six months ended May 31, 2019.

[2]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been lower.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2019

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Common Stocks — 99.4%
Communication Services — 10.7%
Diversified Telecommunication Services — 0.3%
AT&T Inc.	25,998	$795,019
Verizon Communications Inc.	12,967	704,756
Total Diversified Telecommunication Services		1,499,775
Entertainment — 1.7%
Electronic Arts Inc.	49,725	4,628,403	*
Netflix Inc.	8,097	2,779,538	*
World Wrestling Entertainment Inc., Class A Shares	48,262	3,510,578
Total Entertainment		10,918,519
Interactive Media & Services — 6.0%
Alphabet Inc., Class A Shares	5,557	6,148,820	*
Alphabet Inc., Class C Shares	3,685	4,066,877	*
Facebook Inc., Class A Shares	60,385	10,716,526	*
Snap Inc., Class A Shares	588,997	7,003,174	*
TripAdvisor Inc.	79,560	3,363,001	*
Twitter Inc.	182,883	6,664,257	*
Total Interactive Media & Services		37,962,655
Media — 1.4%
CBS Corp., Class B Shares, Non Voting Shares	23,497	1,134,435
Comcast Corp., Class A Shares	180,395	7,396,195
Liberty Broadband Corp., Class A Shares	3,003	292,853	*
Total Media		8,823,483
Wireless Telecommunication Services — 1.3%
Telephone & Data Systems Inc.	147,214	4,241,235
United States Cellular Corp.	92,430	4,025,327	*
Total Wireless Telecommunication Services		8,266,562
Total Communication Services		67,470,994
Consumer Discretionary — 12.2%
Auto Components — 0.6%
Lear Corp.	30,949	3,683,859
Hotels, Restaurants & Leisure — 1.3%
Cracker Barrel Old Country Store Inc.	8,872	1,393,702
Norwegian Cruise Line Holdings Ltd.	27,787	1,520,227	*
Royal Caribbean Cruises Ltd.	22,435	2,731,686
Starbucks Corp.	35,200	2,677,312
Total Hotels, Restaurants & Leisure		8,322,927

See Notes to Financial Statements.

4	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Household Durables — 1.6%
PulteGroup Inc.	187,451	$5,810,981
Toll Brothers Inc.	122,752	4,268,087
Total Household Durables		10,079,068
Internet & Direct Marketing Retail — 4.5%
Amazon.com Inc.	13,601	24,142,727	*
Booking Holdings Inc.	2,700	4,471,794	*
Total Internet & Direct Marketing Retail		28,614,521
Specialty Retail — 3.1%
AutoZone Inc.	3,412	3,504,499	*
Foot Locker Inc.	57,149	2,248,813
Home Depot Inc.	60,450	11,476,433
Urban Outfitters Inc.	97,597	2,193,005	*
Total Specialty Retail		19,422,750
Textiles, Apparel & Luxury Goods — 1.1%
Deckers Outdoor Corp.	23,595	3,588,800	*
Ralph Lauren Corp.	32,857	3,454,256
Total Textiles, Apparel & Luxury Goods		7,043,056
Total Consumer Discretionary		77,166,181
Consumer Staples — 4.4%
Beverages — 0.4%
Monster Beverage Corp.	40,170	2,484,916	*
Food & Staples Retailing — 0.9%
Kroger Co.	206,212	4,703,696
Walgreens Boots Alliance Inc.	24,485	1,208,090
Total Food & Staples Retailing		5,911,786
Food Products — 1.8%
Bunge Ltd.	87,750	4,588,448
Pilgrim’s Pride Corp.	254,085	6,496,953	*
Total Food Products		11,085,401
Household Products — 0.4%
Procter & Gamble Co.	24,375	2,508,431
Tobacco — 0.9%
Altria Group Inc.	120,900	5,931,354
Total Consumer Staples		27,921,888
Energy — 4.3%
Oil, Gas & Consumable Fuels — 4.3%
Chevron Corp.	84,727	9,646,169
Exxon Mobil Corp.	40,472	2,864,204
HollyFrontier Corp.	71,057	2,698,745
Marathon Petroleum Corp.	71,482	3,287,457

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2019

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Phillips 66	31,785	$2,568,228
Valero Energy Corp.	84,858	5,974,003
Total Energy		27,038,806
Financials — 10.5%
Banks — 5.3%
Bank of America Corp.	68,445	1,820,637
CIT Group Inc.	85,312	4,055,732
Fifth Third Bancorp	189,540	5,022,810
First Horizon National Corp.	131,625	1,765,091
JPMorgan Chase & Co.	38,610	4,091,116
Regions Financial Corp.	347,621	4,807,598
TCF Financial Corp.	67,380	1,284,263
Wells Fargo & Co.	143,812	6,380,938
Zions Bancorp NA	103,350	4,451,285
Total Banks		33,679,470
Capital Markets — 1.2%
Affiliated Managers Group Inc.	23,400	1,961,388
Ameriprise Financial Inc.	23,465	3,243,567
Invesco Ltd.	63,765	1,245,968
Lazard Ltd., Class A Shares	25,350	789,906
Total Capital Markets		7,240,829
Consumer Finance —1.9%
Discover Financial Services	29,605	2,207,053
Navient Corp.	199,875	2,606,370
Santander Consumer USA Holdings, Inc.	77,909	1,744,382
Synchrony Financial	157,393	5,293,127
Total Consumer Finance		11,850,932
Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B Shares	27,007	5,331,722	*
Insurance — 1.2%
American Financial Group Inc.	13,000	1,276,600
Fidelity National Financial Inc.	65,439	2,522,673
Mercury General Corp.	23,790	1,371,494
Unum Group	84,000	2,645,160
Total Insurance		7,815,927
Total Financials		65,918,880
Health Care — 14.2%
Biotechnology — 3.4%
AbbVie Inc.	66,339	5,088,865
Amgen Inc.	44,349	7,392,978

See Notes to Financial Statements.

6	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Biotechnology — continued
Biogen Inc.	18,127	$3,975,070	*
Exelixis Inc.	51,225	1,003,498	*
Gilead Sciences Inc.	21,411	1,332,835
Regeneron Pharmaceuticals Inc.	3,412	1,029,468	*
Vertex Pharmaceuticals Inc.	7,899	1,312,656	*
Total Biotechnology		21,135,370
Health Care Equipment & Supplies — 3.9%
ABIOMED Inc.	6,337	1,659,787	*
Align Technology Inc.	13,162	3,742,615	*
Baxter International Inc.	83,067	6,100,440
Edwards Lifesciences Corp.	22,554	3,849,968	*
Haemonetics Corp.	49,175	4,769,483	*
Masimo Corp.	10,432	1,363,880	*
Penumbra Inc.	23,500	3,353,450	*
Total Health Care Equipment & Supplies		24,839,623
Health Care Providers & Services — 2.6%
Chemed Corp.	16,282	5,339,519
Humana Inc.	18,045	4,418,499
Molina Healthcare Inc.	35,977	5,118,088	*
UnitedHealth Group Inc.	5,849	1,414,288
Total Health Care Providers & Services		16,290,394
Life Sciences Tools & Services — 0.5%
Bruker Corp.	67,948	2,838,188
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	133,380	6,051,451
Johnson & Johnson	33,150	4,347,622
Merck & Co. Inc.	134,883	10,684,082
Pfizer Inc.	73,801	3,064,218
Total Pharmaceuticals		24,147,373
Total Health Care		89,250,948
Industrials — 9.8%
Aerospace & Defense — 1.8%
Boeing Co.	34,025	11,623,280
Airlines — 1.6%
JetBlue Airways Corp.	192,660	3,319,532	*
Southwest Airlines Co.	139,057	6,619,113
Total Airlines		9,938,645
Electrical Equipment — 0.2%
Eaton Corp. PLC	17,226	1,283,165

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2019

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Industrial Conglomerates — 0.6%
Honeywell International Inc.	24,862	$4,085,075
Machinery — 2.2%
Allison Transmission Holdings Inc.	104,671	4,332,333
Caterpillar Inc.	10,725	1,284,962
Cummins Inc.	32,955	4,968,296
Dover Corp.	34,612	3,094,659
Total Machinery		13,680,250
Professional Services — 1.7%
Insperity Inc.	50,602	5,763,568
ManpowerGroup Inc.	20,837	1,781,980
Robert Half International Inc.	55,867	2,997,823
Total Professional Services		10,543,371
Road & Rail — 1.2%
Union Pacific Corp.	44,166	7,366,006
Trading Companies & Distributors — 0.5%
W.W. Grainger Inc.	11,212	2,934,068
Total Industrials		61,453,860
Information Technology — 21.4%
Communications Equipment — 2.1%
Cisco Systems Inc.	253,500	13,189,605
Electronic Equipment, Instruments & Components — 1.1%
Avnet Inc.	58,402	2,385,138
Jabil Inc.	188,662	4,639,198
Total Electronic Equipment, Instruments & Components		7,024,336
IT Services — 4.4%
Akamai Technologies Inc.	70,200	5,290,272	*
Mastercard Inc., Class A Shares	34,125	8,582,096
PayPal Holdings Inc.	81,997	8,999,171	*
Visa Inc., Class A Shares	31,200	5,033,496
Total IT Services		27,905,035
Semiconductors & Semiconductor Equipment — 2.3%
Broadcom Inc.	29,737	7,483,018
Intel Corp.	34,125	1,502,865
Lam Research Corp.	24,862	4,341,154
NXP Semiconductors NV	14,400	1,269,504
Total Semiconductors & Semiconductor Equipment		14,596,541
Software — 7.8%
Adobe Inc.	38,924	10,544,512	*
Citrix Systems Inc.	51,500	4,847,180
Fortinet Inc.	65,032	4,713,519	*

See Notes to Financial Statements.

8	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

QS U.S. Large Cap Equity Fund

Security	Shares	Value
Software — continued
Microsoft Corp.	153,425	$18,975,604
Oracle Corp.	121,875	6,166,875
Tableau Software Inc., Class A Shares	33,247	3,739,290	*
Total Software		48,986,980
Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	124,891	21,864,668
Xerox Corp.	45,825	1,402,703
Total Technology Hardware, Storage &Peripherals		23,267,371
Total Information Technology		134,969,868
Materials — 2.0%
Chemicals — 1.4%
Eastman Chemical Co.	69,225	4,494,087
Huntsman Corp.	47,529	825,579
LyondellBasell Industries NV, Class A Shares	49,140	3,648,645
Total Chemicals		8,968,311
Metals & Mining — 0.6%
Steel Dynamics Inc.	145,563	3,660,909
Total Materials		12,629,220
Real Estate — 5.3%
Equity Real Estate Investment Trusts (REITs) — 5.2%
Brixmor Property Group Inc.	293,085	5,026,408
CoreCivic Inc.	55,596	1,217,552
Healthcare Trust of America Inc., Class A Shares	190,710	5,490,541
Host Hotels & Resorts Inc.	77,415	1,401,986
Kimco Realty Corp.	256,704	4,466,650
Medical Properties Trust Inc.	295,327	5,250,914
Park Hotels & Resorts Inc.	176,670	4,879,625
Retail Properties of America Inc., Class A Shares	101,303	1,204,493
Senior Housing Properties Trust	110,565	871,252
SL Green Realty Corp.	13,845	1,190,670
STORE Capital Corp.	45,337	1,551,432
Total Equity Real Estate Investment Trusts (REITs)		32,551,523
Real Estate Management &Development — 0.1%
CBRE Group Inc., Class A Shares	20,789	950,057	*
Total Real Estate		33,501,580
Utilities — 4.6%
Electric Utilities — 1.2%
Edison International	85,245	5,060,996

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2019

QS U.S. Large Cap Equity Fund

Security		Shares	Value
Electric Utilities — continued
IDACORP Inc.		12,600	$1,263,402
Pinnacle West Capital Corp.		13,500	1,267,785
Total Electric Utilities			7,592,183
Gas Utilities — 1.0%
Spire Inc.		20,085	1,673,482
UGI Corp.		95,500	4,928,755
Total Gas Utilities			6,602,237
Independent Power and Renewable Electricity Producers — 1.7%
AES Corp.		327,795	5,179,161
NRG Energy Inc.		153,660	5,230,586
Total Independent Power and Renewable Electricity Producers			10,409,747
Multi-Utilities — 0.7%
CenterPoint Energy Inc.		148,165	4,213,813
Total Utilities			28,817,980
Total Investments before Short-Term Investments (Cost — $489,030,559)			626,140,205

	Rate
Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $2,798,361)	2.301%	2,798,361	2,798,361
Total Investments — 99.8% (Cost — $491,828,920)			628,938,566
Other Assets in Excess of Liabilities — 0.2%			1,193,588
Total Net Assets — 100.0%			$630,132,154

*	Non-income producing security.

At May 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	16	6/19	$2,332,442	$2,202,080	$(130,362)

See Notes to Financial Statements.

10	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2019

Assets:
Investments, at value (Cost — $491,828,920)	$628,938,566
Receivable for securities sold	2,677,095
Dividends and interest receivable	1,071,656
Deposits with brokers for open futures contracts	246,503
Receivable for Fund shares sold	49,549
Prepaid expenses	35,628
Total Assets	633,018,997

Liabilities:
Payable for securities purchased	2,380,635
Investment management fee payable	380,688
Payable for Fund shares repurchased	34,906
Payable to broker — variation margin on open futures contracts	30,240
Trustees’ fees payable	3,315
Service and/or distribution fees payable	11
Accrued expenses	57,048
Total Liabilities	2,886,843
Total Net Assets	$630,132,154

Net Assets:
Par value (Note 7)	$381
Paid-in capital in excess of par value	453,528,124
Total distributable earnings (loss)	176,603,649
Total Net Assets	$630,132,154

Net Assets:
Class FI	$49,654
Class I	$48,384
Class IS	$630,034,116

Shares Outstanding:
Class FI	2,986
Class I	2,926
Class IS	38,072,376

Net Asset Value:
Class FI (and redemption price)	$16.63
Class I (and redemption price)	$16.54
Class IS (and redemption price)	$16.55

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended May 31, 2019

Investment Income:
Dividends	$6,085,359
Interest	104,884
Total Investment Income	6,190,243

Expenses:
Investment management fee (Note 2)	2,363,273
Fund accounting fees	37,095
Registration fees	28,709
Trustees’ fees	22,646
Audit and tax fees	20,392
Legal fees	14,067
Insurance	4,693
Shareholder reports	4,312
Custody fees	1,893
Interest expense	694
Transfer agent fees (Note 5)	657
Service and/or distribution fees (Notes 2 and 5)	60
Miscellaneous expenses	4,658
Total Expenses	2,503,149
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(139,356)
Net Expenses	2,363,793
Net Investment Income	3,826,450

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	35,718,191
Futures contracts	(320,375)
Net Realized Gain	35,397,816
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(51,811,493)
Futures contracts	(130,362)
Change in Net Unrealized Appreciation (Depreciation)	(51,941,855)
Net Loss on Investments and Futures Contracts	(16,544,039)
Decrease in Net Assets From Operations	$(12,717,589)

See Notes to Financial Statements.

12	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2019 (unaudited) and the Year Ended November 30, 2018	2019	2018

Operations:
Net investment income	$3,826,450	$8,611,599
Net realized gain	35,397,816	79,142,600
Change in net unrealized appreciation (depreciation)	(51,941,855)	(57,842,608)
Increase (Decrease) in Net Assets From Operations	(12,717,589)	29,911,591

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(85,435,550)	(48,264,387)
Decrease in Net Assets From Distributions to Shareholders	(85,435,550)	(48,264,387)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	46,561,345	96,559,668
Reinvestment of distributions	85,435,549	48,264,387
Cost of shares repurchased	(63,384,790)	(146,717,686)
Cost of shares redeemed in-kind (Note 8)	(16,407,421)	—
Increase (Decrease) in Net Assets From Fund Share Transactions	52,204,683	(1,893,631)
Decrease in Net Assets	(45,948,456)	(20,246,427)

Net Assets:
Beginning of period	676,080,610	696,327,037
End of period	$630,132,154	$676,080,610

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$19.84	$20.48	$16.79	$16.94	$17.75	$15.55

Income (loss) from operations:
Net investment income	0.06	0.23	0.18	0.15	0.11	0.12
Net realized and unrealized gain (loss)	(0.79)	0.49	3.75	0.49	(0.15)	2.53
Total income (loss) from operations	(0.73)	0.72	3.93	0.64	(0.04)	2.65

Less distributions from:
Net investment income	(0.23)	(0.24)	(0.24)	—	(0.11)	(0.10)
Net realized gains	(2.25)	(1.12)	—	(0.79)	(0.66)	(0.35)
Total distributions	(2.48)	(1.36)	(0.24)	(0.79)	(0.77)	(0.45)

Net asset value, end of period	$16.63	$19.84	$20.48	$16.79	$16.94	$17.75
Total return[3]	(2.72)%[4]	3.62%	23.71%	4.08%	(0.08)%	17.55%

Net assets, end of period (000s)	$50	$50	$24	$38	$91	$1,335

Ratios to average net assets:
Gross expenses	1.17%[5]	0.82%	1.21%	1.32%	1.17%	1.43%
Net expenses[6,7]	1.05 [5]	0.78	1.05	1.05	1.05	1.05
Net investment income	0.75 [5]	1.15	0.97	0.98	0.64	0.74

Portfolio turnover rate	33%[8]	40%	22%[8]	25%	48%[8]	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the six months ended May 31, 2019.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015[3]	2012	2011

Net asset value, beginning of period	$19.73	$20.40	$16.67	$16.96	$17.31	$10.45	$9.92

Income (loss) from operations:
Net investment income	0.10	0.24	0.24	0.22	0.11	0.15	0.13
Net realized and unrealized gain (loss)	(0.79)	0.50	3.73	0.46	(0.46)	1.64	0.53
Total income (loss) from operations	(0.69)	0.74	3.97	0.68	(0.35)	1.79	0.66

Less distributions from:
Net investment income	(0.25)	(0.29)	(0.24)	(0.18)	—	(0.17)	(0.13)
Net realized gains	(2.25)	(1.12)	—	(0.79)	—	—	—
Total distributions	(2.50)	(1.41)	(0.24)	(0.97)	—	(0.17)	(0.13)

Net asset value, end of period	$16.54	$19.73	$20.40	$16.67	$16.96	$12.07	$10.45
Total return[4]	(2.53)%[5]	3.74%	24.09%	4.42%	(2.02)%	17.37%	6.68%[6]

Net assets, end of period (000s)	$48	$15,607	$12,691	$8,485	$4,623	$53	$45

Ratios to average net assets:
Gross expenses	0.74%[7]	0.74%	0.79%	0.80%	0.80%[7]	1.03%	1.07%
Net expenses[8,9]	0.70 [7]	0.70	0.70	0.71	0.77 [7]	0.80	0.80
Net investment income	1.13 [7]	1.22	1.34	1.40	1.13 [7]	1.28	1.28

Portfolio turnover rate	33%[10]	40%	22%[10]	25%	48%[10,11]	43%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2019 (unaudited).

[3]	For the period May 1, 2015 (re-inception date) to November 30, 2015. Class I shares had previously liquidated on May 28, 2013 and resumed operations on May 1, 2015 upon shareholder investment.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been -4.12% for the six months ended May 31, 2019.

[6]	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

[7]	Annualized.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[10]	Excludes securities delivered as a result of a redemption in-kind.

[11]	For the year ended November 30, 2015.

See Notes to Financial Statements.

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$19.74	$20.41	$16.67	$16.97	$17.75	$15.54

Income (loss) from operations:
Net investment income	0.10	0.24	0.24	0.22	0.17	0.16
Net realized and unrealized gain (loss)	(0.79)	0.50	3.74	0.45	(0.14)	2.53
Total income (loss) from operations	(0.69)	0.74	3.98	0.67	0.03	2.69

Less distributions from:
Net investment income	(0.25)	(0.29)	(0.24)	(0.18)	(0.15)	(0.13)
Net realized gains	(2.25)	(1.12)	—	(0.79)	(0.66)	(0.35)
Total distributions	(2.50)	(1.41)	(0.24)	(0.97)	(0.81)	(0.48)

Net asset value, end of period	$16.55	$19.74	$20.41	$16.67	$16.97	$17.75
Total return[3]	(2.53)%[4]	3.74%	24.15%	4.35%	0.32%	17.88%

Net assets, end of period (millions)	$630	$660	$684	$773	$810	$770

Ratios to average net assets:
Gross expenses	0.74%[5]	0.74%	0.79%	0.79%	0.79%	0.79%
Net expenses[6]	0.70 [5,7]	0.70 [7]	0.70 [7]	0.69 [7]	0.76 [7]	0.79
Net investment income	1.13 [5]	1.21	1.33	1.39	0.99	1.00

Portfolio turnover rate	33%[8]	40%	22%[8]	25%	48%[8]	24%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes gains from settlement of security litigations. Without these gains, the total return would have been unchanged for the six months ended May 31, 2019.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage,taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. Prior to August 3, 2015, the expense limitation was 0.80%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

18	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$626,140,205	—	—	$626,140,205
Short-Term Investments†	2,798,361	—	—	2,798,361
Total Investments	$628,938,566	—	—	$628,938,566

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$130,362	—	—	$130,362

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends

QS U.S. Large Cap Equity Fund 2019 Semi- Annual Report	19

Notes to financial statements (unaudited) (cont’d)

received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

20	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For their services, LMPFA pays QS Investors and Western Asset monthly an aggregate fee equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI, Class I and Class IS shares did not exceed 1.05%, 0.80% and 0.70%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

During the six months ended May 31, 2019, fees waived and/or expenses reimbursed amounted to $139,356.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of May 31, 2019, Legg Mason and its affiliates owned 31% of the Fund.

3. Investments

During the six months ended May 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$218,086,854
Sales	222,430,709	*

*	Excludes the value of securities delivered as a result of redemptions in-kind totalling $16,407,421.

At May 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$491,828,920	$166,465,589	$(29,355,943)	$137,109,646
Futures contracts	—	—	(130,362)	(130,362)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2019.

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$130,362

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation)of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

22	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(320,375)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(130,362)

During the six months ended May 31, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$314,583

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class FI shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class FI	$60	$43
Class I	—	39
Class IS	—	575
Total	$60	$657

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

For the six months ended May 31, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class FI	$28
Class I	3,264
Class IS	136,064
Total	$139,356

6. Distributions to shareholders by class

	Six Months Ended May 31, 2019	Year Ended November 30, 2018
Net Investment Income:
Class FI	$586	$600
Class I	206,270	179,824
Class IS	8,293,150	9,819,610
Total	$8,500,006	$10,000,034

Net Realized Gains:
Class FI	$5,649	$2,744
Class I	1,867,804	695,331
Class IS	75,062,091	37,566,278
Total	$76,935,544	$38,264,353

7. Shares of beneficial interest

At May 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2019		Year Ended November 30, 2018
	Shares	Amount	Shares	Amount
Class FI
Shares sold	231	$3,826	1,297	$26,569
Shares issued on reinvestment	404	6,235	170	3,344
Shares repurchased	(162)	(2,504)	(108)	(2,117)
Net increase	473	$7,557	1,359	$27,796

24	QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report

	Six Months Ended May 31, 2019		Year Ended November 30, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	127,195	$2,233,335	191,862	$3,862,843
Shares issued on reinvestment	135,207	2,074,074	44,766	875,155
Shares repurchased	(90,480)	(1,540,089)	(67,571)	(1,369,474)
Shares redeemed in-kind	(960,060)	(16,407,421)	—	—
Net increase (decrease)	(788,138)	$(13,640,101)	169,057	$3,368,524

Class IS
Shares sold	2,736,336	$44,324,184	4,740,023	$92,670,256
Shares issued on reinvestment	5,430,309	83,355,240	2,423,275	47,385,888
Shares repurchased	(3,550,007)	(61,842,197)	(7,194,835)	(145,346,095)
Net increase (decrease)	4,616,638	$65,837,227	(31,537)	$(5,289,951)

8. Redemptions-in-kind

The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the six months ended May 31, 2019, the Fund had redemptions-in-kind with total proceeds in the amount of $16,407,421. The net realized gain on these redemptions-in-kind amounted to $5,635,264, which was not realized for tax purposes.

9. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) —Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

QS U.S. Large Cap Equity Fund 2019 Semi-Annual Report	25

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QS

U.S. Large Cap Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr.Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor,LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

QS U.S. Large Cap Equity Fund

The Fund is a separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS U.S. Large Cap Equity Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously,the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov.To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS U.S. Large Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Bank account information, legal documents, and identity verification documentation;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc .).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011125 7/19 SR19-3649

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2019